Revenue	12 Months Ended
Dec. 31, 2024
Revenue
Revenue

5 Revenue

The Group’s revenue is primarily derived from the sale of lifestyle and pop toy products through self-operated stores, franchised stores, offline distributors in the PRC and overseas and online sales conducted through the Group’s self-operated online stores on third-party e-commerce platforms and through online distributors. Other sources of revenue mainly include license fees, sales-based royalties and sales-based management and consultation service fees from franchisees and distributors.

(i)	Disaggregation of revenue

In the following table, revenue from contracts with customers is disaggregated by major products and service lines and timing of revenue recognition.

			For the six	For the year
			months ended	ended
	For the year ended June 30,		December 31,	December 31,
	2022	2023	2023	2024
	RMB’000	RMB’000	RMB’000	RMB’000
Major products/service lines
— Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	555,226	990,048	1,004,114	3,158,895
— Product sales to franchisees	5,499,267	5,960,518	3,857,191	7,923,836
— Sales to offline distributors	2,072,061	2,612,742	1,660,860	3,369,238
— Online sales	651,039	706,397	355,380	941,055
— Other sales channels	220,069	87,530	44,149	48,190

Sub-total	8,997,662	10,357,235	6,921,694	15,441,214
— License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	109,166	84,711	37,074	96,836
— Sales-based royalties	97,453	102,089	66,113	131,402
— Sales-based management and consultation service fees	478,775	500,775	323,182	640,944

Sub-total	685,394	687,575	426,369	869,182

— Others*	402,593	428,398	284,404	683,629

	10,085,649	11,473,208	7,632,467	16,994,025
Timing of revenue recognition
— Point in time	9,321,490	10,619,987	7,195,509	16,101,797
— Over time	764,159	853,221	436,958	892,228

Revenue from contracts with customers	10,085,649	11,473,208	7,632,467	16,994,025

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors.

For the years ended June 30, 2022 and 2023, the six months ended December 31, 2023 and the year ended December 31, 2024, the Group did not have any customer with revenue exceeding 10% of the Group’s total revenue for the respective reporting periods.

(ii)	Contract balances

The following table provides information about receivables, contract liabilities from contracts with customers.

		As at June 30,	As at December 31,
		2023	2023	2024
	Note	RMB’000	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’
— Current portion		305,963	426,937	674,923
— Non-current portion		—	17,612	14,635

Total receivables, which are included in ‘trade and other receivables’	15	305,963	444,549	689,558

Contract liabilities
— Current portion		(292,887)	(324,028)	(323,292)
— Non-current portion		(46,754)	(40,954)	(35,145)

Total contract liabilities		(339,641)	(364,982)	(358,437)

	As at June 30,	As at December 31,
	2023	2023	2024
	RMB’000	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
— Advance payments received from customers for purchase of goods	231,636	267,063	262,412
— Deferred revenue related to license fees	89,498	82,914	66,128
— Deferred revenue related to others	18,507	15,005	29,897

	339,641	364,982	358,437

The Group requests 20% to 100% advance payment for purchase of goods from certain domestic and overseas distributors prior to delivery of goods. This gives rise to contract liabilities at the start of a sales order, until the revenue of sales of products recognized on the corresponding sale order exceeds the amount of payments received in advance.

Unamortized portion of upfront license fees and others were recognized as contract liabilities.

Movements in contract liabilities are as follows:

Contract
liabilities
RMB’000
Balance at July 1, 2022	413,180

Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(361,522)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	231,636
Increase in contract liabilities as a result of receiving payment of license fees	37,840
Increase in contract liabilities as a result of receiving payment of others	18,507

Balance at June 30, 2023	339,641
Decrease in contract liabilities as a result of recognizing revenue during the period that was included in the contract liabilities at the beginning of the period	(292,887)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	267,063
Increase in contract liabilities as a result of receiving payment of license fees	36,370
Increase in contract liabilities as a result of others	14,795

Balance at December 31, 2023	364,982
Decrease in contract liabilities as a result of recognizing revenue during the period that was included in the contract liabilities at the beginning of the period	(324,028)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	262,412
Increase in contract liabilities as a result of receiving payment of license fees	25,174
Increase in contract liabilities as a result of others	29,897

Balance at December 31, 2024	358,437

As of June 30, 2023 and December 31, 2023 and 2024, contract liabilities expected to be recognized as revenue after one year were RMB46,754,000, RMB40,954,000 and RMB35,145,000, respectively, mainly represented license fees.

(iii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting dates

Contracts within the scope of IFRS 15

As at June 30, 2023 and December 31, 2023 and 2024, the aggregated amounts of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB108,005,000, RMB97,919,000 and RMB96,025,000, respectively. These amounts represented revenue of license fees and others. Revenue of license fees is expected to be recognized in the future from license agreements entered into with the franchisees and distributors. The Group will recognize the expected revenue in future over the remaining licensing period, which is mainly expected to occur over the next 1 to 10 years as at June 30, 2023, December 31, 2023 and 2024, respectively.